Dividends declared and paid	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends declared and paid
21.	Dividends declared and paid

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2019: US$0.85 per share (2018: US$0.73 per share)	197,353	238,758	33,699
Special dividend paid in 2019: US$ Nil per share (2018: US$1.48 per share)	400,106	—	—

	597,459	238,758	33,699

Dividend paid in cash	597,459	238,758	33,699